Summary of Significant Accounting Policies (Details) - Schedule of type of customers - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of type of customers [Abstract]
Direct sales	$ 9,499,748	$ 9,430,082	$ 9,436,382
Distributors	94,537,962	79,630,928	70,189,689
Total Revenue	$ 104,037,710	$ 89,061,010	$ 79,626,071